Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
Geneva Advisors All Cap Growth Fund (Prospectus Summary) | Geneva Advisors All Cap Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNVRX
Geneva Advisors All Cap Growth Fund (Prospectus Summary) | Geneva Advisors All Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNVIX
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNERX
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNEIX